Fair Value Measurements (Detail) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurements Details [Line Items]
Fair value transfer Level 1 to Level 3 Amount	$ 0
Cash [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurements Details [Line Items]
Assets held in trust account	923
US Treasury Securities [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Fair Value Measurements Details [Line Items]
Assets held in trust account	$ 253,017,318
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements Details [Line Items]
Fair value transfer Level 1 to Level 3 Amount		$ 12,059,667
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements Details [Line Items]
Fair value transfer Level 1 to Level 3 Amount		$ 6,673,334